Assets pledged and collateral (Tables)	12 Months Ended
Dec. 31, 2014
Assets pledged and collateral	Assets pledged
end of	2014	2013
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	153,982	142,952
of which encumbered	103,245	92,300

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2014	2013
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	444,852	359,517
of which sold or repledged	336,228	267,896

Schedule of Other Assets Pledged and Collateral
Other information
end of	2014	2013
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	26,286	18,130
Swiss National Bank required minimum liquidity reserves	2,202	2,447

Bank
Assets pledged and collateral	Assets pledged
end of	2014	2013
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	148,345	137,207
of which encumbered	103,245	92,300

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2014	2013
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	444,852	359,508
of which sold or repledged	336,301	267,902

Schedule of Other Assets Pledged and Collateral
Other information
end of	2014	2013
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	26,286	18,130
Swiss National Bank required minimum liquidity reserves	2,051	2,305